FINANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
FINANCE EXPENSES [Abstract]
Interest on borrowings	$ 1,756	$ 2,453	$ 2,858
Factoring Fees	73	186	242
Finance charges - right of use assets	7,078	6,457	4,394
Bank charges	127	332	215
Total	9,034	9,428	7,709
Finance expenses from discontinued operations	$ 0	$ 0	$ 5,674